Leases (Right of Use) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of leases [Abstract]
Opening balance - December 31, 2018	$ 7.9
ROU asset additions	2.4
At December 31, 2019	10.3
Opening balance - December 31, 2018	3.6
Amortization	1.1
At December 31, 2019	4.7
Net carrying value	$ 5.6